SCHEDULE OF STOCK OPTIONS VALUATED METHOD (Details) - $ / shares		12 Months Ended
	Dec. 29, 2021	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Dividend yield	0.00%	0.00%	0.00%
Risk-free interest rate, minimum		0.07%
Risk-free interest rate, maximum		3.20%
Risk-free interest rate	1.29%		1.29%
Expected term (years)	5 years
Volatility, minimum		164.84%
Volatility, maximum		174.46%
Volatility			152.10%
Share price		$ 0.038	$ 0.025
Exercise price			$ 0.05
Fair value option		1,837	519
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term (years)		5 years	5 years
Share price		$ 0.015
Exercise price		$ 0.022
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term (years)		7 years
Share price		$ 0.020
Exercise price		$ 0.05